STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended	24 Months Ended	36 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES
Net Loss for the period	$ (2,899,785)	$ (413,312)	$ (3,313,097)
Adjustments to reconcile net income to net cash used in operating activities:
Increase in fair value of warrant liability	2,087,575	105,700	2,193,275
Increase in fair value of Trust Fund	13,666	(13,666)	0
Change in operating liabilities:
Prepaid expenses	(34,627)	(10,466)	(45,093)
Accrued expenses	(24,116)	128,097	103,981
Deferred legal fees	0	100,000	100,000
Net cash used in operating activities	(857,287)	(103,647)	(960,934)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash contributed to Trust Fund	0	(46,000,000)	(46,000,000)
Net cash used in investing activities	0	(46,000,000)	(46,000,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from shareholder's loans	500,000	0	500,000
Proceeds from sale of ordinary shares to Sponsor	0	25,000	25,000
Proceeds from note and advances payable to affiliate	0	0	0
Proceeds from issuance of warrants	0	2,410,000	2,410,000
Portion of net proceeds from sale of units through Public offering allocable to shares subject to possible redemption	0	39,078,774	39,078,774
Net proceeds from sale of units through public offering allocable to shareholders' equity	0	4,975,001	4,975,001
Net cash provided by financing activities	500,000	46,488,775	46,988,775
Net increase (decrease) in cash	(357,287)	385,128	27,841
Cash beginning of period	385,128	0	0
End of period	27,841	385,128	27,841
SUPPLEMENTAL SCHEDULE FOR NON-CASH FINANCING ACTIVITIES
Deferred offering costs included in accrued offering costs	0	8,836	8,836
Deferred legal fees	0	100,000	100,000
Adjustment for warrant liability in connection with the public offering	$ 0	$ 5,919,200	$ 5,919,200